Income Taxes - Summary of reconciliation between the income tax benefit (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income Taxes
Profit before income tax	¥ 360,590	$ 49,399	¥ 164,240	¥ 630,693
Tax benefit at EIT tax rate of 25%	90,148		41,044	157,673
Expenses not deductible for tax purposes	634		108	23,294
Research and development super deduction	(42,866)		(55,169)	(43,017)
Effect of different tax rates of subsidiaries operating in other jurisdictions	(17,080)		5,653	3,192
Effect of PRC preferential tax rates	13,091		25,534	(46)
Changes in valuation allowance	(34,220)		(16,615)	(118,120)
Income tax expense	¥ 9,707	$ 1,330	¥ 555	¥ 22,976